CONCENTRATIONS OF RISKS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Concentration Risk [Line Items]
Deposits	$ 1,112,147	$ 517,730		$ 517,730		$ 554,864	$ 1,112,147
Deposit for insurance	$ 563,788	$ 254,662		$ 254,662		$ 295,761	$ 563,788
DSwiss Inc [Member]
Concentration Risk [Line Items]
Proportional of ownership interest and voting power held								0.01%
DSwiss Inc [Member]
Concentration Risk [Line Items]
Dividend of shares of common stock	23,330
No Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
One Individual Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | E-commerce [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage				81.00%
Vendor One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | E-commerce [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage							100.00%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		56.00%	69.30%	50.00%	74.30%	47.30%	74.10%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | DSwiss Inc [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage						47.30%	74.10%
Vendor One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage				46.00%
Vendor Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		22.00%	26.50%	15.00%	14.10%	45.20%	25.90%
Vendor Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage				30.00%
Vendor Three [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		13.00%		32.00%	10.00%
Vendor Three [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage				20.00%
Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage				46.00%
One Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage						100.00%
No Sales Distributor [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		10.00%		10.00%			10.00%
One Sales Distributor [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			17.80%		19.40%	17.90%